Correction of errors - Comprehensive loss (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended								6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017		Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017
Correction of errors
Cost of sales	€ (4,810)	€ (3,410)	€ (2,919)	€ (3,504)	€ (4,236)	[1]	€ (3,099)	€ (3,014)	€ (6,331)	€ (6,113)	€ (11,141)	€ (10,349)	[1]	€ (13,853)
Gross profit	2,311	1,852	2,133	2,604	3,151	[1]	2,054	1,516	3,983	3,570	6,294	6,721	[1]	9,325
Operating loss	(2,761)	(2,404)	(2,388)	(2,475)	(990)	[1]	(2,731)	(2,453)	(4,794)	(5,184)	(7,555)	(6,174)	[1]	(8,649)
Net loss	(3,797)	(2,949)	(1,716)	(2,302)	(1,026)	[1]	(2,730)	(2,496)	(4,667)	(5,226)	(8,464)	(6,252)	[1],[2]	(8,554)
Total comprehensive loss	(3,815)	(2,961)	(1,795)	(2,194)	(959)	[1]	(2,415)	(2,481)	(4,758)	(4,896)	(8,573)	(5,855)	[1]	(8,049)
Loss attributable to owners of the company	(3,787)	(2,940)	(1,710)	(2,300)	(1,021)	[1]	(2,723)	(2,494)	(4,652)	(5,217)	(8,439)	(6,238)	[1]	(8,538)
Total comprehensive loss attributable to owners of the company	€ (3,805)	€ (2,952)	€ (1,789)	€ (2,192)	€ (954)	[1]	€ (2,408)	€ (2,479)	€ (4,743)	€ (4,887)	€ (8,548)	€ (5,841)	[1]	€ (8,033)
Loss per share - basic/ diluted (in EUR per share)	€ (1.02)	€ (0.79)	€ (0.46)	€ (0.62)	€ (0.27)	[1]	€ (0.73)	€ (0.67)	€ (1.25)	€ (1.40)	€ (2.27)	€ (1.68)	[1]	€ (2.30)
As previously reported
Correction of errors
Cost of sales		€ (3,209)	€ (2,785)	€ (3,662)	€ (4,170)		€ (3,043)	€ (2,949)	€ (5,994)	€ (5,992)		€ (10,162)		€ (13,824)
Gross profit		2,053	2,267	2,446	3,217		2,110	1,581	4,320	3,691		6,908		9,354
Operating loss		(2,203)	(2,254)	(2,633)	(924)		(2,675)	(2,388)	(4,457)	(5,063)		(5,987)		(8,620)
Net loss		(2,748)	(1,582)	(2,460)	(960)		(2,674)	(2,431)	(4,330)	(5,105)		(6,065)		(8,525)
Total comprehensive loss		(2,760)	(1,661)	(2,352)	(893)		(2,359)	(2,416)	(4,421)	(4,775)		(5,668)		(8,020)
Loss attributable to owners of the company		(2,739)	(1,576)	(2,458)	(955)		(2,667)	(2,429)	(4,315)	(5,096)		(6,051)		(8,509)
Total comprehensive loss attributable to owners of the company		€ (2,751)	€ (1,655)	€ (2,350)	€ (888)		€ (2,352)	€ (2,414)	€ (4,406)	€ (4,766)		€ (5,654)		€ (8,004)
Loss per share - basic/ diluted (in EUR per share)		€ (0.74)	€ (0.42)	€ (0.66)	€ (0.26)		€ (0.72)	€ (0.65)	€ (1.16)	€ (1.37)		€ (1.63)		€ (2.29)
Adjustments
Correction of errors
Cost of sales		€ (201)	€ (134)	€ 158	€ (66)		€ (56)	€ (65)	€ (337)	€ (121)		€ (187)		€ (29)
Gross profit		(201)	(134)	158	(66)		(56)	(65)	(337)	(121)		(187)		(29)
Operating loss		(201)	(134)	158	(66)		(56)	(65)	(337)	(121)		(187)		(29)
Net loss		(201)	(134)	158	(66)		(56)	(65)	(337)	(121)		(187)		(29)
Total comprehensive loss		(201)	(134)	158	(66)		(56)	(65)	(337)	(121)		(187)		(29)
Loss attributable to owners of the company		(201)	(134)	158	(66)		(56)	(65)	(337)	(121)		(187)		(29)
Total comprehensive loss attributable to owners of the company		€ (201)	€ (134)	€ 158	€ (66)		€ (56)	€ (65)	€ (337)	€ (121)		€ (187)		€ (29)
Loss per share - basic/ diluted (in EUR per share)		€ (0.05)	€ (0.04)	€ 0.04	€ (0.01)		€ (0.01)	€ (0.02)	€ (0.09)	€ (0.03)		€ (0.05)		€ (0.01)

[1]	Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[2]	Comparative figures for the 9-month period ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.